Commitments and Contingencies - Schedule of Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$ 125,076	$ 125,929
Right-of-use assets obtained in exchange for lease obligation:
Operating lease		$ 235,893
Weighted average remaining lease term (in years)	29 days
Weighted average discount rate	11.00%